UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
NET CASH FLOW FROM OPERATING ACTIVITIES
Net income/(loss)	$ 160.5	$ 5.1
Adjustments for:
Depreciation and amortization	159.1	125.3
Impairment losses	2.9	2.5
Loss on sale of subsidiary	0.0	5.6
Share-based payment expense	16.9	10.1
Other non-cash valuation losses	0.4	5.2
Interest income	(2.9)	(5.2)
Interest expense	52.0	110.9
Foreign currency exchange (gains)/losses, net & other finance costs	(10.6)	19.1
Loss on debt extinguishment	0.0	14.3
Income tax expense/(benefit)	58.9	(43.7)
Changes in:
Inventories	(309.1)	(167.8)
Accounts receivables	170.8	157.3
Prepaid expenses and other assets	15.2	(39.3)
Accounts payables	(32.1)	50.6
Other liabilities	(43.0)	(17.0)
Cash generated from operating activities	239.0	233.0
Interest paid	(44.5)	(84.9)
Interest received	5.5	3.9
Income taxes paid	(92.5)	(85.2)
Net cash flows from operating activities	107.5	66.8
NET CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from sale of subsidiary	0.0	15.5
Acquisition of property, plant and equipment	(85.7)	(106.1)
Acquisition of intangible assets	(43.5)	(21.1)
Acquisition of right-of-use assets	(6.0)	(2.7)
Net cash flows used in investing activities	(135.2)	(114.4)
NET CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings from financial institutions	2.9	48.4
Repayments of short-term borrowings from financial institutions	0.0	(306.3)
Net repayments of revolving credit facilities	0.0	(90.0)
Proceeds from long-term borrowings from financial institutions	0.0	2,027.3
Repayments of long-term borrowings from financial institutions	0.0	(1,831.8)
Repayments of long-term borrowings from related parties	0.0	(1,460.5)
Proceeds from share issuance	0.0	1,514.8
Proceeds from exercise of share options	21.1	0.0
Payments of lease liabilities	(45.5)	(47.8)
Payments of debt issuance costs	(0.6)	(8.2)
Settlements of forward contracts and balance sheet hedges	(16.6)	(28.3)
Release of derivative contract collateral	3.2	18.1
Other financing items	(2.8)	(1.5)
Net cash flows used in financing activities	(38.3)	(165.8)
CHANGE IN CASH AND CASH EQUIVALENTS	(66.0)	(213.4)
Cash and cash equivalents
Cash and cash equivalents at period end	303.4	255.9
Translation differences	24.0	(14.1)
Cash and cash equivalents at the beginning of the period	345.4	483.4
NON-CASH INVESTING ACTIVITIES
Capital expenditures in accounts payable	(26.7)	(17.4)
NON-CASH FINANCING ACTIVITIES
Equitization of related party loans and interest	$ 0.0	$ 2,562.0